Restructuring	3 Months Ended
Sep. 27, 2014
Restructuring Charges [Abstract]
Restructuring [Text Block]
RESTRUCTURING CHARGES

The Company periodically takes actions to reduce redundant expenses and improve operating efficiencies, typically in connection with its business acquisitions. The following summarizes the Company's restructuring activity for the three months ended September 27, 2014 and September 28, 2013 (in millions):

	Three Months Ended
	September 27, 2014	September 28, 2013
Beginning balance	$16.4	$2.9
Additional charges	1.7	2.1
Payments	(13.5)	(1.4)
Non-cash adjustments	(0.7)	—
Ending balance	$3.9	$3.6

Restructuring activity includes severance, lease exit, and asset impairments. Charges are shown in Restructuring on the Company's Condensed Consolidated Statements of Operations. Substantially all of the remaining liability for employee severance benefits and lease exit costs will be paid within the fiscal year.